REAL ESTATE RELATED LOANS, RESIDENTIAL MORTGAGE LOANS, SUBPRIME MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Total Residential Mortgage Loans Held For Sale	Dec. 31, 2013 Total Residential Mortgage Loans Held For Investment	Dec. 31, 2013 Individual Bank Loan	Dec. 31, 2013 Others	Dec. 31, 2013 Total Real Estate Related and Other Loans Held for Sale	Dec. 31, 2012 Total Real Estate Related and Other Loans Held for Sale	Dec. 31, 2011 Total Real Estate Related and Other Loans Held for Sale	Dec. 31, 2013 Total Residential Mortgage Loans	Dec. 31, 2012 Total Residential Mortgage Loans	Dec. 31, 2011 Total Residential Mortgage Loans	Dec. 31, 2013 Subprime Portfolio I M	Dec. 31, 2013 Subprime Portfolio I Upper Range	Dec. 31, 2013 Subprime Portfolio II M	Dec. 31, 2013 Subprime Portfolio II Upper Range
Federal Income Tax basis	$ 748,500								$ 748,500
Interest Receivable	4,667				8,959				4,667	8,959	100	4,300
Face Amount of Real Estate Related Loans on Non-Accrual Status	76,500				137,700				76,500	137,700
Large loan reporting, percentage threshold	3.00%								3.00%
Large loan reporting, dollar threshold	13,100								13,100
Cash received subsequent to period end													83,300
Face value subsequent to period end													99,400
Large Loans reporting in the other category - Bank Loans Face Amount														71,000
Large Loans reporting in the other category - Mezzanine Loans Face Amount														44,000
Large Loans reporting in the other category - B-Notes Face Amount														13,000
Large Loans reporting in the other category - Whole Loans Face Amount														600
Average Carrying Value															761,700	843,400	795,300	282,700	312,500	354,900
Interest income	42,073	47,486	62,824	61,332	59,186	72,947	77,956	72,862	213,715	282,951					81,500	81,500	65,700	27,300	31,600	34,100
Annual servicing fee, as a percentage of unpaid principal balances	0.50%								0.50%
Percentage of aggregate principal balance for redemption of option																						20.00%		10.00%
Weighted average coupon rate																					9.24%		8.68%
Average loan seasoning																					101		83
Weighted Average Yield of Retained Bonds	24.53%								24.53%
Retained Notes excluded from face amount of debt in Subprime Portfolio I	$ 4,000								$ 4,000